Lease liabilities	6 Months Ended
Jun. 30, 2021
Lease liabilities [abstract]
Lease liabilities

26.	Lease liabilities

The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, lands and buildings.

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2020	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expenses	Foreign exchange gains and losses	Cumulative translation adjustment	Transfers	Balance at 06.30.2021
In Brazil	4,340	324	(753)	108	(98)	148	3	4,072
Abroad	17,310	477	(2,146)	492	(584)	576	(17)	16,108
Total	21,650	801	(2,899)	600	(682)	724	(14)	20,180

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2021	2022	2023	2024	2025	2026 onwards	Total
Balance at June 30, 2021	3,100	4,552	3,169	2,316	1,850	12,101	27,088
Balance at December 31, 2020	5,756	4,310	2,896	2,250	1,825	11,983	29,020

Payments in certain lease agreements vary due to changes in facts or circumstances occurring after their inception other than the passage of time. Such payments are not included in the measurement of the lease obligations. Variable lease payments in the first half of 2021 amounted to US$ 371, representing 13% in relation to fixed payments (US$ 386 and 13% in the same period of 2020).

In the first half of 2021, the Company recognized lease expenses in the amount of US$ 46 relating to short-term leases (US$ 82 in the same period of 2020).

At June 30, 2021, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 80,655 (US$ 67,408 at December 31, 2020). The increase in the the first half of 2021 corresponds to new contractual commitment, including another floating production unit.

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 29.3.